Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 46,780	$ 1,018,485	$ 247,884